Investments in joint ventures and associates - Disclosure of share of net assets, joint ventures and associates (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	£ 1,420	£ 1,300
Exchange adjustments	(50)	(31)
Additions	116	332
Share of post-tax results for the year	73	37
Impairment	(303)	0
Dividends received	(71)	(167)
Disposals	(1)	(1)
Reclassification to held for sale	(582)	0
Other movements	6	(50)
Investments accounted for using equity method, ending balance	608	1,420
Total for all joint ventures
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	1,262	1,146
Exchange adjustments	(46)	(28)
Additions	93	319
Share of post-tax results for the year	62	28
Impairment	(303)	0
Dividends received	(53)	(152)
Disposals	0	0
Reclassification to held for sale	(582)	0
Other movements	1	(51)
Investments accounted for using equity method, ending balance	434	1,262
Total for all associates
Disclosure of joint ventures [line items]
Investments accounted for using equity method, beginning balance	158	154
Exchange adjustments	(4)	(3)
Additions	23	13
Share of post-tax results for the year	11	9
Impairment	0	0
Dividends received	(18)	(15)
Disposals	(1)	(1)
Reclassification to held for sale	0	0
Other movements	5	1
Investments accounted for using equity method, ending balance	£ 174	£ 158